INCOME TAX - Movements in the deferred tax assets and liabilities (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	₽ (6,218)	₽ (10,413)
Recognised in profit / loss	991	4,521
Recognised in other comprehensive income	180	(20)
Effect of acquisitions and disposal	1,102	306
Net deferred tax liability at the end of the period	(6,149)	(6,218)
Discontinued operations
Assets / (liabilities) arising from tax effect of:
Recognised in profit / loss		(35)
Property, plant and equipment
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	(19,680)	(18,250)
Recognised in profit / loss	(871)	(1,352)
Recognised in other comprehensive income	62	32
Effect of acquisitions and disposal		110
Net deferred tax liability at the end of the period	(20,489)	(19,680)
Other intangible assets
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	(5,458)	(6,314)
Recognised in profit / loss	3,296	998
Effect of acquisitions and disposal	260	142
Net deferred tax liability at the end of the period	(2,422)	(5,458)
Potential distributions from/ to Group's subsidiaries/ associates and joint ventures
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	(2,426)	(2,506)
Recognised in profit / loss	(1,240)	166
Recognised in other comprehensive income	98	(86)
Net deferred tax liability at the end of the period	(3,568)	(2,426)
Licenses
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	(1,675)	(1,699)
Recognised in profit / loss	79	24
Net deferred tax liability at the end of the period	(1,596)	(1,675)
Customer base
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	(592)	(470)
Recognised in profit / loss	550	107
Effect of acquisitions and disposal	768	229
Net deferred tax liability at the end of the period	(810)	(592)
Capitalization of cost to obtain and fulfill contracts
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	(1,830)	(1,668)
Recognised in profit / loss	(86)	(162)
Net deferred tax liability at the end of the period	(1,916)	(1,830)
Accrued expenses for services
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	7,814	7,158
Recognised in profit / loss	872	588
Recognised in other comprehensive income	(8)	(1)
Effect of acquisitions and disposal	59	(69)
Net deferred tax liability at the end of the period	8,619	7,814
Write-down of inventories
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	238	413
Recognised in profit / loss	266	(178)
Recognised in other comprehensive income	3
Effect of acquisitions and disposal		(3)
Net deferred tax liability at the end of the period	507	238
Tax effect of Allowance for ECL
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	3,254	2,713
Recognised in profit / loss	731	533
Recognised in other comprehensive income	5	3
Effect of acquisitions and disposal		(5)
Net deferred tax liability at the end of the period	3,990	3,254
Tax effect of right-of-use assets
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	(26,076)	(25,686)
Recognised in profit / loss	2,317	(392)
Recognised in other comprehensive income	7	2
Effect of acquisitions and disposal	1
Net deferred tax liability at the end of the period	(23,753)	(26,076)
Lease obligations
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	31,093	29,910
Recognised in profit / loss	(2,130)	1,181
Recognised in other comprehensive income	(5)	(1)
Effect of acquisitions and disposal		(3)
Net deferred tax liability at the end of the period	28,958	31,093
Loss carryforward
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	5,857	3,961
Recognised in profit / loss	(2,379)	1,801
Recognised in other comprehensive income	2
Effect of acquisitions and disposal	(38)	(95)
Net deferred tax liability at the end of the period	3,518	5,857
Contract liabilities.
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	1,606	1,430
Recognised in profit / loss	276	176
Net deferred tax liability at the end of the period	1,882	1,606
Other
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	1,730	718
Recognised in profit / loss	(769)	981
Recognised in other comprehensive income	16	31
Effect of acquisitions and disposal	52
Net deferred tax liability at the end of the period	925	1,730
Debt modification
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	(73)	(123)
Recognised in profit / loss	79	50
Net deferred tax liability at the end of the period	₽ 6	₽ (73)